Basis of preparation (Tables)	12 Months Ended
Aug. 31, 2022
Basis of preparation
Schedule of significant subsidiaries

Name of subsidiary	Principal activity	Country of incorporation and operation	Proportion of ownership held by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental Ltd.	Operates an electric boat rental center	United States	100%